Other non-current assets (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Aug. 01, 2013 CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum CNY
Other non-current assets
Interest-free housing loan program amount authorized		40,000		20,000
Interest-free housing loan amount authorized per employee						500
Repayment term	5 years	5 years			3 years	5 years
Loan issued	4,337
Non-current loans granted	2,464	15,288
Allowance for loans granted		0	0
Long-term rental deposits	4,679	29,034	9,319
Prepayments to acquire equipment	$ 1,869	11,595	3,065